Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents (Note 16)	$ 16,334,534	$ 9,770,006
Accounts receivable and prepaid expenses (Note 5)	368,963	380,898
Total current assets	16,703,497	10,150,904
Non-current assets:
Deposit on mill equipment (Note 9)	4,923,209	1,280,383
Property, plant and equipment (Note 10)	372,292	97,252
Exploration and evaluation assets (Note 11)	44,804,198	35,985,356
Total non-current assets	50,099,699	37,362,991
TOTAL ASSETS	66,803,196	47,513,895
Current liabilities:
Trade and other payables (Note 13)	638,001	857,823
Non-current liabilities:
Deferred income tax liability (Note 17)	1,434,882	1,434,882
Total liabilities	2,072,883	2,292,705
EQUITY
Share capital (Note 12)	118,054,463	95,290,220
Reserves (Note 12)	15,528,276	13,552,101
Deficit	(68,852,426)	(63,621,131)
Total equity	64,730,313	45,221,190
TOTAL EQUITY AND LIABILITIES	$ 66,803,196	$ 47,513,895